Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015
Upright Assets Allocation Plus Fund
Account Value [Line Items]
Accumulated Value	$ 17,613	$ 15,259	$ 12,555	$ 14,395	$ 13,603	$ 13,943	$ 13,079	$ 11,454	$ 9,670	$ 10,813	$ 10,394	$ 9,191	$ 8,552	$ 10,170	$ 13,245	$ 15,606	$ 12,943	$ 14,943	$ 13,436	$ 10,521	$ 7,830	$ 7,930	$ 6,520	$ 7,270	$ 6,600	$ 7,220	$ 7,330	$ 7,270	$ 8,080	$ 8,430	$ 8,020	$ 10,040	$ 10,000
Upright Growth & Income Fund
Account Value [Line Items]
Accumulated Value	26,156	22,758	17,913	20,377	18,552	18,993	16,885	13,812	11,791	12,844	12,301	10,425	9,317	11,062	15,103	17,971	14,654	17,236	15,124	11,409	8,399	8,490	6,888	7,715	6,939	7,684	7,746	7,684	8,590	8,940	8,440	10,460	10,000
Upright Growth Fund
Account Value [Line Items]
Accumulated Value	15,753		12,110		11,799		10,381		9,510		10,716		8,400		13,075		12,576		14,556		6,495		4,352		4,243		4,830		6,636		6,527			$ 10,338	$ 12,978	$ 11,681	$ 11,542	$ 10,000
Dow Jones Moderate U S Portfolio [Member]
Account Value [Line Items]
Accumulated Value	18,491	17,653	16,626	16,761	16,729	15,787	15,807	15,052	13,773	14,274	13,817	13,242	12,572	13,075	14,720	15,460	14,798	14,816	14,067	13,539	12,206	11,671	10,173	11,978	11,381	11,258	10,917	9,916	10,890	10,517	10,278	10,321	10,000
Bloomberg Barclays [Member]
Account Value [Line Items]
Accumulated Value	11,502	11,287	11,151	10,858	11,203	10,659	10,654	10,732	10,064	10,375	10,473	10,151	9,972	10,448	11,002	11,746	11,724	11,720	11,443	11,955	11,858	11,766	11,345	10,975	10,976	10,694	10,330	10,004	9,860	9,855	9,887	10,046	10,000
Dow Jones Total [Member]
Account Value [Line Items]
Accumulated Value	28,346	26,196	23,581	24,790	24,139	22,738	22,025	20,015	17,851	18,459	17,030	15,881	14,820	15,529	18,675	19,741	18,090	18,112	16,726	15,714	13,694	12,555	10,283	13,011	11,933	11,799	11,336	9,940	11,608	10,838	10,434	10,497	10,000
Bloomberg [Member]
Account Value [Line Items]
Accumulated Value	11,502	$ 11,287	11,151	$ 10,858	11,203	$ 10,659	10,654	$ 10,732	10,064	$ 10,375	10,473	$ 10,151	9,972	$ 10,448	11,002	$ 11,746	11,724	$ 11,720	11,443	$ 11,955	11,858	$ 11,766	11,345	$ 10,975	10,976	$ 10,694	10,330	$ 10,004	9,860	$ 9,855	9,887	$ 10,046	$ 10,000
S P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 41,530		$ 34,621		$ 35,315		$ 31,982		$ 25,900		$ 24,624		$ 21,296		$ 26,686		$ 25,194		$ 23,076		$ 19,380		$ 14,759		$ 16,830		$ 15,866		$ 16,143		$ 14,490			$ 13,691	$ 12,711	$ 11,543	$ 10,849	$ 10,000